Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              WWW.DRINKERBIDDLE.COM


July 10, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      BHR INSTITUTIONAL FUNDS
                  (1933 ACT REGISTRATION NO. 333-135371)
                  (1940 ACT REGISTRATION NO. 811-21913)

Ladies and Gentlemen:

                  On behalf of BHR Institutional Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information dated July 9, 2007 that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectus and statement of additional information dated July 9, 2007 contained in the Trust's Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended ("Post-Effective Amendment No. 9"), which was filed on July 6, 2007; and (ii) the text of Post-Effective Amendment No. 9 has been filed electronically.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2959.

                                                         Very truly yours,

                                                         /s/ Joshua B. Deringer

                                                         Joshua B. Deringer

cc:  Michael P. Malloy